INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) — 43.2%
Communication Services — 6.2%
2,500,000	iHeartCommunications, Inc. Tranche D Term Loan, 01/30/20 (b)	1,790,000
927,552	TerreStar Corporation Term Loan A, cash/0% PIK 02/27/20 (c)(d)	918,026
21,726	TerreStar Corporation Term Loan C, cash/0% PIK 02/27/20 (c)(d)	21,502

		2,729,528

Energy — 9.1%
3,738,682	Fieldwood Energy LLC, Closing Date Loan, 2nd Lien, LIBOR USD 1 Month+7.250%, 04/11/23	3,196,574
840,056	Traverse Midstream Partners LLC, Term Loan, LIBOR USD 3 Month+4.000%, 09/27/24	840,846

		4,037,420

Financial — 3.4%
2,209,338	Ditech Holding Corporation, Tranche B Term Loan, LIBOR USD 3 Month+6.000%, 06/30/22	1,522,598

Healthcare — 1.5%
686,544	Quorum Health Corporation, Term Loan, LIBOR USD 1 Month+6.750%, 04/29/22	678,134

Housing — 2.1%
889,671	84 Lumber Company, Term Loan B-1, LIBOR USD 1 Month+5.250%, 10/25/23	929,802

Information Technology — 1.3%
558,683	Procera Networks, Inc., Initial Term Loan, LIBOR USD 1 Month+4.500%, 10/30/25	551,668

Manufacturing — 1.5%
646,667	VC GB Holdings, Inc., Term Loan, 2nd Lien, LIBOR USD 1 Month+8.000%, 02/28/25	640,200

Retail — 9.7%
2,449,050	Academy, Ltd., Initial Term Loan, LIBOR USD 1 Month+4.000%, 07/01/22	1,783,836
552,326	Neiman Marcus Group LTD LLC, Other Term Loan, 1st Lien, LIBOR USD 1 Month+3.250%, 10/25/20	515,102
3,689,930	Toys ‘R’ Us-Delaware, Inc., Term Loan B-4,04/24/20 (b)	1,989,728

		4,288,666

Service — 3.3%
2,000,000	Advantage Sales & Marketing Inc., Term Loan, 2nd Lien, LIBOR USD 1 Month+6.500%, 07/25/22	1,477,500

Principal Amount ($)/Shares		Value ($)
U.S. Senior Loans (continued)
Transportation — 1.4%
615,804	Gruden Acquisition, Inc., Incremental Term Loan, 1st Lien, LIBOR USD 3 Month+5.500%, 08/18/22	613,521

Utilities — 3.7%
1,623,513	Granite Acquisition, Inc., Term Loan B, 2nd Lien, LIBOR USD 3 Month+7.250%, 12/19/22	1,627,571
15,190,310	Texas Competitive Electric Holdings Co., LLC, Extended Escrow Loan, (e)	15,190

		1,642,761

	Total U.S. Senior Loans (Cost $22,834,185)	19,111,798

Common Stocks — 24.3%
Chemicals — 7.2%
105,492	MPM Holdings, Inc. (f)	3,170,035

Communication Services — 3.3%
5,082	TerreStar Corporation (c)(d)(g)	1,451,521

Energy — 0.0%
1	Arch Coal, Inc.	91

Financial — 0.0%
11,732	Ditech Holding Corp. (f)	1,701

Information Technology — 1.6%
42,227	Avaya Holdings Corp. (f)	710,680

Materials — 1.8%
6,632	Omnimax International, Inc. (c)(d)(f)	810,183

Media — 2.0%
2,895,971	Gambier Bay LLC (c)(d)(h)	398,196
6,369	Metro-Goldwyn-Mayer, Inc. (g)	471,306

		869,502

Utilities — 8.4%
3,322	Entegra TC LLC (c)(d)	—
143,772	Vistra Energy Corp.	3,742,385

		3,742,385

	Total Common Stocks (Cost $13,392,495)	10,756,098

Collateralized Loan Obligations — 4.9%
1,000,000	Acis CLO, Ltd., Series 2014-5A, Class E1 LIBOR USD 3 Month+6.520%, 9.26%, 11/1/2026 (i)(j)	962,500
1,000,000	Eaton Vance CLO, Ltd., Series 2016-1A, Class DR LIBOR USD 3 Month+7.600%, 10.39%, 1/15/2028 (i) (j)	1,001,618
198,185	Highland Park CDO I, Ltd., Series 2006-1A, Class A2 LIBOR USD 3 Month+0.400%, 3.05%, 11/25/2051 (i)(j)(k)	197,880

	Total Collateralized Loan Obligations (Cost $2,069,844)	2,161,998

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Opportunistic Credit Fund

Principal Amount ($)/Shares		Value ($)
Corporate Bonds & Notes — 2.7%
Energy — 0.6%
2,437,000	Ocean Rig UDW, Inc. 7.25%, 04/01/19 (b)(c)(d)(j)	168,153
4,000,000	Rex Energy Corp. 8.00%, 10/03/19	86,000
464	Sable Permian Resources LLC/AEPB Finance Corp. 7.38%, 11/01/21 (j)	181

		254,334

Healthcare — 1.9%
900,000	Surgery Center Holdings 6.75%, 07/01/25 (j)	819,000

Information Technology — 0.0%
2,500,000	Avaya, Inc. 10.50%, 03/01/21 (b)(c)(d)	—

Utilities — 0.2%
467,000	Texas Competitive Electric Holdings Co., LLC (e)	2,311
3,506,000	Texas Competitive Electric Holdings Co., LLC (e)	17,355
15,307,000	Texas Competitive Electric Holdings Co., LLC (e)	75,770
3,000,000	Texas Competitive Electric Holdings Co., LLC (e)	14,850

		110,286

	Total Corporate Bonds & Notes (Cost $2,463,241)	1,183,620

Preferred Stock — 2.2%
Financial — 2.2%
1,500	Grayson CLO, Ltd. (i)(j)(k)	591,075
1,000	Westchester CLO, Ltd. (i)(j)(k)	373,333

		964,408

	Total Preferred Stock (Cost $1,443,578)	964,408

Rights — 0.4%
Utilities — 0.4%
253,272	Texas Competitive Electric Holdings Co., LLC (f)	191,600

	Total Rights (Cost $838,632)	191,600

Warrants — 0.1%
Financial — 0.0%
35,850	Ditech Holding Corp., Expires 02/14/2028(f)	193

		193

Information Technology — 0.1%
10,195	Avaya, Inc., Expires 12/19/2022(b)(f)	33,746

	Total Warrants (Cost $14,311)	33,939

Principal Amount ($)		Value ($)
Foreign Corporate Bonds & Notes — 0.0%
Netherlands — 0.0%
317,982	Celtic Pharma Phinco BV, 17.00%, (b)(c)(d)	—

	Total Foreign Corporate Bonds & Notes (Cost $212,561)	—

Cash Equivalents — 21.6%
Money Market Fund (l) — 21.6%
9,535,417	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.390%	9,535,417

	Total Cash Equivalents (Cost $9,535,417)	9,535,417

Total Investments - 99.4% (Cost $52,804,264)		43,938,878

Other Assets & Liabilities, Net - 0.6%		276,963

Net Assets - 100.0%		44,215,841

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2019, the LIBOR USD 1 Month and LIBOR USD 3 Month rates were 2.49% and 2.60%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(b)	The issuer is, or is in danger of being, in default of its payment obligation.
(c)

Securities with a total aggregate value of $3,767,581, or 8.5% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2019	Highland Opportunistic Credit Fund

(d)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $3,767,581, or 8.5% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2019. Please see Notes to Investment Portfolio.

(e)	Represents value held in escrow pending future events. No interest is being accrued.
(f)	Non-income producing security.
(g)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	Common Stock	12/20/2010	$238,560	$471,306	1.1%
TerreStar Corporation	Common Stock	12/12/2014	$1,456,829	$1,451,521	3.3%

(h)	Affiliated issuer. Assets with a total aggregate market value of $398,196, or 0.9% of net assets, were affiliated with the Fund as of March 31, 2019.
(i)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2019. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 2.49% and 3 months equal to 2.60%.

(j)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $4,134,482 or 9.4% of net assets.

(k)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(l)	Rate shown is 7 day effective yield.